Business Segment Reporting (Tables)	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Financial Information For Each Segment
The following tables show certain financial information as of and for the three months ended March 31, 2016 and 2015 for each segment and in total.

(in thousands)	Total	Elimination	BOHR	Mortgage	Corporate
Three Months Ended March 31, 2016
Net interest income (loss)	$14,916	$—	$15,207	$154	$(445)
Provision for loan losses	—	—	(26)	26	—
Net interest income (loss)
after provision for loan losses	14,916	—	15,233	128	(445)
Noninterest income	6,952	(85)	2,972	4,476	(411)
Noninterest expense	19,531	(85)	15,253	3,997	366
Income (loss) before provision
for income taxes	2,337	—	2,952	607	(1,222)
Provision for income taxes	749	—	734	15	—
Net income (loss)	1,588	—	2,218	592	(1,222)
Net income attributable to
non-controlling interest	206	—	—	206	—
Net income (loss) attributable to
Hampton Roads Bankshares, Inc.	$1,382	$—	$2,218	$386	$(1,222)
Total assets at March 31, 2016	$2,040,373	$(93,033)	$2,055,168	$71,134	$7,104

(in thousands)	Total	Elimination	BOHR	Mortgage	Corporate
Three Months Ended March 31, 2015
Net interest income (loss)	$14,691	$—	$15,020	$60	$(389)
Provision for loan losses	600	—	642	(42)	—
Net interest income (loss)
after provision for loan losses	14,091	—	14,378	102	(389)
Noninterest income	7,325	(102)	3,163	4,248	16
Noninterest expense	19,507	(76)	15,794	3,267	522
Income (loss) before provision
for income taxes	1,909	(26)	1,747	1,083	(895)
Provision for income taxes	40	—	8	32	—
Net income (loss)	1,869	(26)	1,739	1,051	(895)
Net income attributable to
non-controlling interest	534	—	—	534	—
Net income (loss) attributable to
Hampton Roads Bankshares, Inc.	$1,335	$(26)	$1,739	$517	$(895)
Total assets at March 31, 2015	$2,055,741	$(97,158)	$2,073,203	$69,746	$9,950